Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of property and equipment
Asset Category	Average annual depreciation rate in %
Buildings	2.78
Leasehold improvements	4.28
Machinery and equipment	12.05
Facilities	6.94
Furniture and appliances	11.36

Schedule of property and equipment rollforward

	As of December 31, 2020	Additions	Lease modification	Write-off	Depreciation	Transfer and others (i)	As of December 31, 2021
Land	481	207	—	(2)	—	(116)	570
Buildings	609	258	—	(4)	(15)	(192)	656
Improvements	2,598	1,161	—	(1)	(182)	20	3,596
Equipment	635	307	—	(1)	(128)	15	828
Facilities	269	118	—	(1)	(25)	1	362
Furnitures and appliances	340	110	—	(2)	(53)	21	416
Constructions in progress	78	266	—	—	—	(109)	235
Others	37	6	—	—	(14)	8	37
Subtotal	5,047	2,433	—	(11)	(417)	(352)	6,700
Lease - right of use:
Buildings	2,423	885	628	(92)	(244)	4	3,604
Equipment	6	16	—	—	(5)	(1)	16
Subtotal	2,429	901	628	(92)	(249)	3	3,620
Total	7,476	3,334	628	(103)	(666)	(349)	10,320

(i) In 2021, presents the transfer between fixed assets to “assets held for sale”, in amount of R$349 (see note 1.4).

	As of December 31, 2019	Additions	Lease modification	Write-off	Depreciation	Transfer and others (ii)	Conversion adjustment to reporting currency	Corporate restructuring (Note 1.3)	Discontinued operation	As of December 31, 2020
Land	2,766	61	—	(32)	—	(70)	541	146	(2,931)	481
Buildings	3,829	78	—	(85)	(121)	(139)	704	—	(3,657)	609
Improvements	2,207	694	—	(71)	(189)	293	70	(4)	(402)	2,598
Equipment	1,242	227	—	(28)	(260)	84	151	(1)	(780)	635
Facilities	330	58	—	(6)	(32)	(16)	8	—	(73)	269
Furnitures and appliances	601	78	—	(15)	(128)	58	66	—	(320)	340
Constructions in progress	140	344	—	(7)	—	(318)	18	—	(99)	78
Others	42	8	—	—	(16)	12	—	(2)	(7)	37
Subtotal	11,157	1,548	—	(244)	(746)	(96)	1,558	139	(8,269)	5,047
Lease - right of use:
Buildings	3,449	1,217	628	(588)	(501)	2	403	(4)	(2,183)	2,423
Equipment	43	23	(7)	(1)	(15)	3	9	—	(49)	6
Land	3	—	—	—	—	—	—	—	(3)	—
Subtotal	3,495	1,240	621	(589)	(516)	5	412	(4)	(2,235)	2,429
Total	14,652	2,788	621	(833)	(1,262)	(91)	1,970	135	(10,504)	7,476

(ii)	In 2020, presents: (a) the capital contribution through GPA’s real state in the amount of R$223; and (b) the transfer of fixed assets to “assets held for sale” in amount of R$380.

	As of December 31, 2018	Additions	Additions from business acquired	Lease modification	Write-off	Depreciation	Transfer and others	Currency translation adjustment	As of December 31, 2019
Land	348	76	2,277	—	—	—	25	40	2,766
Buildings	583	231	2,935	—	—	(25)	56	49	3,829
Improvements	1,733	553	334	—	(302)	(123)	12	—	2,207
Equipment	416	232	672	—	(20)	(93)	25	10	1,242
Facilities	221	66	64	—	(1)	(20)	2	(2)	330
Furnitures and appliances	226	81	300	—	(8)	(40)	36	6	601
Constructions in progress	39	69	154	—	(3)	—	(122)	3	140
Others	29	4	6	—	—	(11)	14	—	42
Subtotal	3,595	1,312	6,742	—	(334)	(312)	48	106	11,157
Lease - right of use:
Buildings	1,053	670	1,727	138	(28)	(140)	(3)	32	3,449
Equipment	7	15	25	—	—	(5)	(1)	2	43
Land	—	—	3	—	—	—	—	—	3
Subtotal	1,060	685	1,755	138	(28)	(145)	(4)	34	3,495
Total	4,655	1,997	8,497	138	(362)	(457)	44	140	14,652

Schedule of property plant breakdown

	As of December 31,
	2021			2020
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	570	—	570	481	—	481
Buildings	767	(111)	656	704	(95)	609
Improvements	4,387	(791)	3,596	3,203	(605)	2,598
Equipment	1,373	(545)	828	1,061	(426)	635
Facilities	472	(110)	362	354	(85)	269
Furnitures and appliances	635	(219)	416	513	(173)	340
Construction in progress	235	—	235	78	—	78
Others	115	(78)	37	101	(64)	37
	8,554	(1,854)	6,700	6,495	(1,448)	5,047
Finance lease				—	—
Buildings	4,566	(962)	3,604	3,205	(782)	2,423
Equipment	61	(45)	16	47	(41)	6
	4,627	(1,007)	3,620	3,252	(823)	2,429
Total Property, plant and equipment	13,181	(2,861)	10,320	9,747	(2,271)	7,476

Schedule of additions to property and equipment for cash flow presentation

14.6	Additions to property, plant and equipment for cash flow presentation purpose are as follows:
	2021	2020	2019
Additions	3,334	2,788	1,997
Leases	(901)	(1,241)	(685)
Capitalized interest	(38)	(12)	(11)
Financing of property, plant and equipment – Additions	(2,284)	(1,437)	(1,217)
Financing of property, plant and equipment – Payments	2,120	1,464	1,273
Total	2,231	1,562	1,357